Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2017
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Orinda Income Opportunities Fund | Class A
Prospectus:
Trading Symbol	OIOAX
Orinda Income Opportunities Fund | Class I
Prospectus:
Trading Symbol	OIOIX
Orinda Income Opportunities Fund | Class D
Prospectus:
Trading Symbol	OIODX